Note 35 - Events After the Reporting Period (Details Textual) - BRL (R$) R$ in Millions		1 Months Ended
	Jan. 18, 2018	Jan. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total borrowings			R$ 2,553.0
Entering into two loan agreements [member]
Statement Line Items [Line Items]
Total borrowings		R$ 2,000.0
Borrowings, Term		1 year
Partial exercise of put option for further ownership of subsidiary [member] | Cervecería Nacional Dominicana S.A. [member] | E. León Jimenes S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	85.00%
Proportion of ownership interests held by non-controlling interests	15.00%